UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08637

The Pacific Corporate Group Private Equity Fund
(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California 92037
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 858-456-6000

Date of fiscal year end: 03/31/07

Date of reporting period: 12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of December 31, 2006
			Fair Value	Fair Value
	Principal		% of	as a
	Amount/		Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets
Direct Investments:

Manufacturing:
ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
8,638 shares of redeemable exchangeable
cumulative preferred stock, 10% PIK dividend	$863,700	$1,200,000
1,000 shares of common stock	1,000,000	1,000,000

Total Manufacturing	1,863,700	2,200,000	4.75%	4.75%

Telecommunications:
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock	1,000,000	4,000,000
Warrant to purchase 71,222 shares of Class A voting
common stock at $.05 per share, expiring 1/14/10	0	0
185,000 shares of Series H preferred stock	185,000	555,000
Warrant to purchase 637,788 shares of Class A voting
common stock at $.0005 per share, expiring 7/03/12	0	0

Total Telecommunications	1,185,000	4,555,000	9.84%	9.84%

Total Direct Investments	3,048,700	6,755,000	14.59%	14.59%

Indirect Investments:

International:
CVC European Equity Partners II L.P.	1,818,975	2,354,808	5.09%	5.09%
$7,500,000 original capital commitment
.397% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.	778,748	924,164	1.99%	1.99%
$2,500,000 original capital commitment
.260% limited partnership interest

Total International	2,597,723	3,278,972	7.08%	7.08%

Large Corporate Restructuring:
Apollo Investment Fund IV, L.P.	1,808,939	3,040,101	6.56%	6.56%
$5,000,000 original capital commitment
.139% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.	273,232	312,256	0.67%	0.67%
$5,000,000 original capital commitment
.124% limited partnership interest
Total Large Corporate Restructuring	2,082,171	3,352,357	7.23%	7.23%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2006
			Fair Value	Fair Value
	Principal		% of	as a
	Amount/		Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets
Medium Corporate Restructuring:
Aurora Equity Partners II L.P.	$2,536,933	$4,660,999	10.06%	10.06%
$5,000,000 original capital commitment
.663% limited partnership interest

Fenway Partners Capital Fund II, L.P. (A)	2,936,924	2,781,128	6.00%	6.00%
$5,000,000 original capital commitment
.550% limited partnership interest

Parthenon Investors, L.P. (B)	1,852,002	1,855,791	4.01%	4.01%
$3,500,000 original capital commitment
.990% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.	2,170,835	2,309,011	4.99%	4.99%
$10,000,000 original capital commitment
.342% limited partnership interest

Total Medium Corporate Restructuring	9,496,694	11,606,929	25.06%	25.06%

Sector Focused:
First Reserve Fund VIII, L.P.	1,744,566	3,995,000	8.63%	8.63%
$5,000,000 original capital commitment
.616% limited partnership interest

Providence Equity Partners III, L.P.	150,721	141,821	0.31%	0.31%
Providence Equity Offshore Partners III, L.P.	1,154	6,495	0.01%	0.01%
$3,500,000 original capital commitment	151,875	148,316	0.32%	0.32%
.372% limited partnership interest

VS&A Communications Partners III, L.P.	1,002,930	970,186	2.10%	2.10%
$3,000,000 original capital commitment
.293% limited partnership interest

Total Sector Focused	2,899,371	5,113,502	11.05%	11.05%

Small Corporate Restructuring:
American Securities Partners II, L.P.	163,637	151,229	0.33%	0.33%
$5,000,000 original capital commitment
1.429% limited partnership interest

Sentinel Capital Partners II, L.P.	1,055,771	948,432	2.05%	2.05%
$5,000,000 original capital commitment
3.973% limited partnership interest

Washington & Congress Capital Partners, L.P.
(f/k/a Triumph Partners III, L.P.)	680,140	590,164	1.28%	1.28%
$5,000,000 original capital commitment
.831% limited partnership interest

Total Small Corporate Restructuring	1,899,548	1,689,825	3.66%	3.66%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2006
			Fair Value	Fair Value
	Principal		% of	as a
	Amount/		Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets

Venture Capital:
Alta California Partners II, L.P.	$1,396,541	$1,421,080	3.07%	3.07%
$4,000,000 original capital commitment
1.783% limited partnership interest

Atlas Venture Fund IV, L.P.	147,790	149,832	0.32%	0.32%
$1,540,000 original capital commitment
.381% limited partnership interest

Sprout Capital VIII, L.P.	1,124,079	1,093,003	2.36%	2.36%
$5,000,000 original capital commitment
.667% limited partnership interest

Total Venture Capital	2,668,410	2,663,915	5.75%	5.75%

Total Indirect Investments	21,643,917	27,705,500	59.83%	59.83%

Total Portfolio Investments	$24,692,617	$34,460,500	74.42%	74.42%

Item 2. Controls and Procedures.

Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
During the registrant’s last fiscal quarter, management and the registrant’s administrator implemented changes to strengthen the registrant’s internal control over financial reporting for income taxes relating to the registrant’s taxable subsidiaries, including increasing the level of discussion and documentation between management and the registrant’s administrator with respect to investment activities of the registrant’s taxable subsidiaries and conducting a detailed review of income tax provisions related to such activities. There were no other changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits.

Certifications attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund

By  /s/ Christopher J. Bower
Christopher J. Bower
President / Principal Executive Officer

Date: April 30, 2007

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher J. Bower
Christopher J. Bower
President / Principal Executive Officer

Date: April 30, 2007

By  /s/ Samantha Sacks
Samantha Sacks
Vice President, Treasurer and Secretary/ Principal Financial Officer

Date: April 30, 2007